Plant and equipment (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	CAD 317,329	CAD 331,352
Accumulated depreciation	164,352	153,985
Net book value	152,977	177,367
Assets under capital lease, cost	143,983	115,798
Assets under capital lease, accumulated depreciation	40,508	34,413
Assets under capital lease, net book value	103,475	81,385
Total plant and equipment, cost	461,312	447,150
Total accumulated depreciation	204,860	188,398
Total plant and equipment, net book value	256,452	258,752
Addition of plant and equipment by means of capital leases	23,490	20,058
Heavy equipment
Property, Plant and Equipment [Line Items]
Cost	139,844	144,754
Accumulated depreciation	51,358	46,292
Net book value	88,486	98,462
Major component parts in use
Property, Plant and Equipment [Line Items]
Cost	115,111	117,042
Accumulated depreciation	66,905	61,464
Net book value	48,206	55,578
Other equipment
Property, Plant and Equipment [Line Items]
Cost	29,729	39,727
Accumulated depreciation	16,232	19,580
Net book value	13,497	20,147
Licensed motor vehicles
Property, Plant and Equipment [Line Items]
Cost	20,353	17,362
Accumulated depreciation	18,258	15,388
Net book value	2,095	1,974
Office and computer equipment
Property, Plant and Equipment [Line Items]
Cost	9,769	9,743
Accumulated depreciation	9,112	8,643
Net book value	657	1,100
Buildings
Property, Plant and Equipment [Line Items]
Cost	2,523	2,724
Accumulated depreciation	2,487	2,618
Net book value	36	106
Assets held under capital leases
Property, Plant and Equipment [Line Items]
Depreciation expense	18,536	14,027
Heavy equipment
Property, Plant and Equipment [Line Items]
Assets under capital lease, cost	133,468	105,580
Assets under capital lease, accumulated depreciation	38,978	29,738
Assets under capital lease, net book value	94,490	75,842
Other equipment
Property, Plant and Equipment [Line Items]
Assets under capital lease, cost	7,119	1,851
Assets under capital lease, accumulated depreciation	714	484
Assets under capital lease, net book value	6,405	1,367
Licensed motor vehicles
Property, Plant and Equipment [Line Items]
Assets under capital lease, cost	3,373	8,344
Assets under capital lease, accumulated depreciation	805	4,186
Assets under capital lease, net book value	2,568	4,158
Office and computer equipment
Property, Plant and Equipment [Line Items]
Assets under capital lease, cost	23	23
Assets under capital lease, accumulated depreciation	11	5
Assets under capital lease, net book value	CAD 12	CAD 18